OPERATING SEGMENTS	12 Months Ended
Aug. 31, 2020
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]

21. OPERATING SEGMENTS

The Company previously operated in two operating segments - production and sale of cannabis and patient counselling, operating as Trauma Healing Centers, Incorporated ("THCI"). THCI was disposed of on October 16, 2018 (see Note 24). As a result, the Company currently operates in only one operating segment, the production and sale of cannabis. All assets for the production and sale of cannabis segment are domiciled within Canada and effectively all revenues are generated in Canada, except those revenues disclosed in Note 18.